Segments, Customers and Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 394,190,000	$ 347,179,000	$ 295,173,000
Long-lived assets, net	[1]	53,466,000	49,496,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	89,945,000	95,573,000	67,108,000
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[3]	64,958,000	62,023,000	62,233,000
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		34,530,000	35,033,000	32,970,000
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		167,550,000	107,354,000	80,957,000
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		37,207,000	47,196,000	51,905,000
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		5,182	4,151	$ 2,896
Long-lived assets, net		43,679,000	40,672,000
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, net		$ 9,787,000	$ 8,824,000

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets.
[2]	As of December 31, 2024, 2023 and 2022, 97%, 94% and 87% represent revenues in the United States.
[3]	Including Europe, Middle East and Africa. Revenues from sales in Israel for the years ended December 31, 2024, 2023 and 2022, amounted to $5,182 thousand, $4,151 thousand, and $2,896 thousand, respectively.